Taxation (Details) - GBP (£) £ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Notes and other explanatory information [abstract]
Total tax credit	£ 288	£ 337	£ 832	£ 646	£ 1,281
Current tax credit
Current tax credited to the income statement			825	646	1,144
Taxation payable in respect of foreign subsidiary					(21)
Adjustment in respect of prior year			7		158
Current tax credit			832	646	1,281
Deferred tax credit
Reversal of temporary differences